Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 187,777	$ 289,676	$ 202,107	$ 162,237
Restricted cash - Carrying Amount	9,996	15,330
Investments - Carrying Amount	1,000	1,000	$ 1,000
Debt - Carrying amount	(1,766,043)	(1,400,094)
Cash and cash equivalents - Fair Value	187,777	289,676
Restricted cash - Fair value	9,996	15,330
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,765,726)	$ (1,399,447)